Inventories (Tables)	12 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	2018	2017

Finished goods	4,426,509	1,513,895
Raw materials	641,222	3,768,842
	5,067,731	5,282,737